Income taxes - Variations of Income Tax Expense (Recovery) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of tax expense
Income (loss) before income taxes	$ 131,961	$ (100,583)
Income taxes expense (recovery) at statutory rate	34,970	(26,655)
Permanent difference items	103	18,966
Rate differential	(20,116)	(3,773)
Prior year adjustments	(4,280)	2,148
Change in unrecognized deductible temporary differences	3,975	11,283
Share-based payments	9,566	2,358
Other	698	(1,240)
Total tax expense	$ 24,916	$ 3,087